Quarterly Holdings Report
for
Fidelity® Select Portfolios®
IT Services Portfolio
November 30, 2021
BSO-NPRT3-0122
1.810669.117
Common Stocks - 99.7%
	Shares	Value ($)
Industrial Conglomerates - 0.1%
Industrial Conglomerates - 0.1%
Hitachi Ltd.	72,400	4,241,060
Interactive Media & Services - 1.6%
Interactive Media & Services - 1.6%
Meta Platforms, Inc. Class A (a)	171,700	55,709,782
NerdWallet, Inc.	152,400	2,755,392
		58,465,174
Internet & Direct Marketing Retail - 1.1%
Internet & Direct Marketing Retail - 1.1%
Global-e Online Ltd.	589,625	39,174,685
IT Services - 88.5%
Data Processing & Outsourced Services - 57.4%
Adyen BV (a)(b)	9,900	27,421,369
Affirm Holdings, Inc.	31,700	4,015,756
Automatic Data Processing, Inc.	178,275	41,161,915
Dlocal Ltd.	48,500	1,610,200
ExlService Holdings, Inc. (a)	57,900	7,519,473
Fidelity National Information Services, Inc.	992,997	103,768,187
Fiserv, Inc. (a)	1,069,617	103,239,433
Flywire Corp.	63,500	2,580,640
Genpact Ltd.	1,215,680	58,680,874
Global Payments, Inc.	471,803	56,163,429
MasterCard, Inc. Class A	1,787,900	563,045,466
Nuvei Corp. (a)(b)	14,700	1,447,503
Paymentus Holdings, Inc. (c)	210,680	6,227,701
PayPal Holdings, Inc. (a)	1,396,040	258,113,836
Remitly Global, Inc.	6,800	163,608
Square, Inc. (a)	1,019,900	212,475,767
TaskUs, Inc.	336,437	14,988,268
TDCX, Inc. ADR	10,000	190,000
The Western Union Co.	4,800	75,936
Ttec Holdings, Inc.	2,000	168,780
Visa, Inc. Class A (c)	2,498,248	484,085,515
WEX, Inc. (a)	700	88,494
WNS Holdings Ltd. sponsored ADR (a)	1,102,692	92,703,316
		2,039,935,466
Internet Services & Infrastructure - 11.5%
Cloudflare, Inc. (a)	149,200	28,085,408
GoDaddy, Inc. (a)	186,927	13,116,668
MongoDB, Inc. Class A (a)	141,900	70,680,390
Okta, Inc. (a)	329,500	70,918,285
Snowflake Computing, Inc. (a)	257,900	87,724,685
Twilio, Inc. Class A (a)	418,700	119,811,005
VeriSign, Inc. (a)	70,000	16,793,700
		407,130,141
IT Consulting & Other Services - 19.6%
Accenture PLC Class A	726,572	259,676,833
CI&T, Inc. Class A	297,556	3,439,747
Cognizant Technology Solutions Corp. Class A	1,977,832	154,231,339
DXC Technology Co. (a)	3,184,100	95,491,159
EPAM Systems, Inc. (a)	158,000	96,150,900
Gartner, Inc. (a)	142,470	44,486,258
Globant SA (a)	106,300	28,170,563
IBM Corp.	49,450	5,790,595
Liveramp Holdings, Inc. (a)	123,400	5,791,162
Thoughtworks Holding, Inc.	14,500	423,400
Unisys Corp. (a)	167,753	3,046,394
		696,698,350
TOTAL IT SERVICES		3,143,763,957
Media - 1.6%
Advertising - 1.6%
S4 Capital PLC (a)	7,291,988	56,151,301
Professional Services - 1.0%
Human Resource & Employment Services - 1.0%
Alight, Inc. (d)	2,500,000	26,000,000
Alight, Inc. Class A (a)	737,800	7,673,120
		33,673,120
Research & Consulting Services - 0.0%
Science Applications Internati	800	67,112
TOTAL PROFESSIONAL SERVICES		33,740,232
Software - 5.8%
Application Software - 5.0%
Adobe, Inc. (a)	36,169	24,227,805
Alkami Technology, Inc. (a)	2,200	63,118
AvidXchange Holdings, Inc.	45,600	974,016
Bill.Com Holdings, Inc. (a)	7,700	2,162,545
Blend Labs, Inc. (c)	910,253	10,413,294
Ceridian HCM Holding, Inc. (a)	179,673	19,656,226
Intuit, Inc.	177,725	115,930,018
Qualtrics International, Inc.	92,400	2,990,064
Riskified Ltd.	15,100	143,299
		176,560,385
Systems Software - 0.8%
UiPath, Inc. Class A (a)(c)	585,100	28,231,075
TOTAL SOFTWARE		204,791,460
TOTAL COMMON STOCKS (Cost $1,754,562,213)		3,540,327,869

Money Market Funds - 1.1%
	Shares	Value ($)
Fidelity Securities Lending Cash Central Fund 0.07% (e)(f) (Cost $38,375,665)	38,371,828	38,375,665

TOTAL INVESTMENT IN SECURITIES - 100.8% (Cost $1,792,937,878)	3,578,703,534
NET OTHER ASSETS (LIABILITIES) - (0.8)%	(26,998,916)
NET ASSETS - 100.0%	3,551,704,618

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $28,868,872 or 0.8% of net assets.

(c)	Security or a portion of the security is on loan at period end.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $26,000,000 or 0.7% of net assets.

(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Alight, Inc.	1/25/21	25,000,000

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.06%	-	426,799,516	426,799,516	2,989	-	-	-	0.0%
Fidelity Securities Lending Cash Central Fund 0.07%	136,234,240	314,647,614	412,506,189	163,816	-	-	38,375,665	0.1%
Total	136,234,240	741,447,130	839,305,705	166,805	-	-	38,375,665

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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